INCOME TAX BENEFIT - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Inventory reserve	$ 2,428	$ 3,217
Net operating losses	34,336	19,016
Non-deductible interest carryover	11,164	3,790
Accruals and other temporary differences	6,102	8,943
Goodwill	4,334	0
Investment in Waldencast LP	11,673	13,147
Total deferred tax assets	70,037	48,113
Deferred tax liabilities:
Fixed asset basis	(37,289)	(37,035)
Other temporary differences	(704)	(2,651)
Total deferred tax liabilities	(37,993)	(39,685)
Less: valuation allowance	(35,126)	(22,471)
Net deferred taxes	$ (3,082)	$ (14,044)